LEASE (Tables)	12 Months Ended
Dec. 31, 2020
Summary of supplementary information related to operating leases

	For the year ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	64,630	141,942
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	231,146	647,029
Weighted average remaining lease term
Operating leases	4.4	4.6
Weighted average discount rate
Operating leases	5.0%	6.6%

Future minimum payments under non-cancelable operating leases
The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

RMB
Year ending December 31,
2021	206,362
2022	217,978
2023	194,381
2024	178,226
2025	99,170
2026 and thereafter	36,950

Less: imputed interest	(136,302)

Total	796,765